American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
February 28, 2022

Global Small Cap - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.3%
Australia — 2.8%
carsales.com Ltd.	22,700	343,393
Corporate Travel Management Ltd.(1)	36,827	587,273
IDP Education Ltd.	26,701	516,386
IGO Ltd.	72,359	580,492
		2,027,544
Belgium — 2.0%
D'ieteren Group	6,383	1,031,140
Melexis NV	4,290	391,601
		1,422,741
Brazil — 1.6%
Multiplan Empreendimentos Imobiliarios SA	188,800	797,102
Santos Brasil Participacoes SA	283,100	353,716
		1,150,818
Canada — 11.1%
Boardwalk Real Estate Investment Trust	19,577	871,891
BRP, Inc.	2,399	171,933
Capstone Mining Corp.(1)	162,464	842,121
Colliers International Group, Inc. (Toronto)	6,689	918,517
Definity Financial Corp.(1)	27,822	604,731
Kinaxis, Inc.(1)	3,250	372,590
Laurentian Bank of Canada	10,479	351,945
Savaria Corp.(2)	28,332	399,442
Stantec, Inc.	12,264	609,475
TFI International, Inc.	4,313	449,573
Tricon Residential, Inc. (Toronto)	83,245	1,237,346
Whitecap Resources, Inc.(2)	152,682	1,164,840
		7,994,404
China — 0.7%
China Yongda Automobiles Services Holdings Ltd.	444,500	518,599
Denmark — 0.7%
Pandora A/S	5,187	531,135
Finland — 1.0%
Metso Outotec Oyj	88,753	747,705
France — 1.9%
APERAM SA	10,438	584,446
Nexans SA	7,948	766,699
		1,351,145
Germany — 0.5%
K+S AG(1)	15,311	392,760
Hong Kong — 0.4%
Samsonite International SA(1)	140,700	315,038
India — 1.0%
WNS Holdings Ltd., ADR(1)	8,345	689,547
Israel — 2.2%
Inmode Ltd.(1)	8,725	372,470
Kornit Digital Ltd.(1)	3,820	362,251
Nova Ltd.(1)	7,960	834,049
		1,568,770

Italy — 1.0%
Autogrill SpA(1)	92,893	702,865
Japan — 5.6%
Asics Corp.	36,800	737,053
Jeol Ltd.	6,100	355,730
JTOWER, Inc.(1)	2,200	79,467
Nabtesco Corp.	12,700	351,987
Nextage Co. Ltd.	32,400	695,742
Nippon Gas Co. Ltd.	42,300	636,491
Open House Group Co. Ltd.	8,100	368,300
Relo Group, Inc.	11,200	168,571
West Holdings Corp.	17,800	672,137
		4,065,478
Mexico — 0.6%
Qualitas Controladora SAB de CV	78,155	428,152
Netherlands — 1.8%
ASR Nederland NV	15,335	662,794
Basic-Fit NV(1)	10,530	480,501
Constellium SE(1)	8,636	167,797
		1,311,092
Norway — 1.4%
Aker Solutions ASA(1)	22,412	70,675
Bakkafrost P/F	4,930	335,027
Storebrand ASA	61,879	612,365
		1,018,067
Spain — 1.7%
Banco de Sabadell SA(1)	614,993	531,769
CIE Automotive SA	26,712	714,119
		1,245,888
Sweden — 1.9%
Fortnox AB	61,534	243,768
Instalco AB	58,482	447,157
Lindab International AB	14,809	354,760
Trelleborg AB, B Shares	16,320	327,902
		1,373,587
Switzerland — 0.7%
Comet Holding AG	1,217	369,652
SIG Combibloc Group AG(1)	5,421	121,656
		491,308
Taiwan — 1.8%
Airtac International Group	19,464	647,413
ASPEED Technology, Inc.	7,000	687,995
		1,335,408
United Kingdom — 3.0%
Electrocomponents plc	63,276	834,690
Pets at Home Group plc	72,151	348,805
S4 Capital plc(1)	77,379	482,856
Tritax Big Box REIT plc	162,156	510,932
		2,177,283
United States — 50.9%
Arko Corp.(1)	35,837	299,239
Bancorp, Inc. (The)(1)	24,736	724,765
Bloomin' Brands, Inc.(1)	12,774	314,368
BRP Group, Inc., Class A(1)	12,579	349,319
Brunswick Corp.	1,913	182,730

Builders FirstSource, Inc.(1)	5,312	395,319
Capri Holdings Ltd.(1)	10,386	703,548
Clean Harbors, Inc.(1)	8,620	822,607
Codexis, Inc.(1)	25,524	508,693
Commercial Metals Co.	15,408	593,978
Crocs, Inc.(1)	4,054	339,441
DigitalBridge Group, Inc.(1)	107,558	779,795
DigitalOcean Holdings, Inc.(1)(2)	6,559	389,080
Diversey Holdings Ltd.(1)	7,560	72,349
Driven Brands Holdings, Inc.(1)	20,843	612,159
Eagle Materials, Inc.	4,893	669,509
Element Solutions, Inc.	32,229	792,189
elf Beauty, Inc.(1)	21,876	578,183
European Wax Center, Inc., Class A(1)	6,808	169,315
Evoqua Water Technologies Corp.(1)	13,988	596,728
First Advantage Corp.(1)	22,834	368,769
Fox Factory Holding Corp.(1)	2,982	351,936
Glacier Bancorp, Inc.	17,254	955,872
Global Medical REIT, Inc.	21,723	341,051
Goosehead Insurance, Inc., Class A	1,703	148,127
H&E Equipment Services, Inc.	14,706	614,123
Harmony Biosciences Holdings, Inc.(1)	12,635	504,895
HireRight Holdings Corp.(1)	9,984	130,491
John Bean Technologies Corp.	3,076	348,726
Kinsale Capital Group, Inc.	922	193,399
Lattice Semiconductor Corp.(1)	10,371	649,432
Live Oak Bancshares, Inc.	11,462	732,995
Lovesac Co. (The)(1)	1,846	78,436
Manhattan Associates, Inc.(1)	3,337	446,090
MGP Ingredients, Inc.	6,254	497,881
MRC Global, Inc.(1)	21,387	216,009
Natera, Inc.(1)	5,177	340,388
National Instruments Corp.	19,868	797,700
Newmark Group, Inc., Class A	60,062	1,061,896
NOW, Inc.(1)	95,120	888,421
Onto Innovation, Inc.(1)	4,792	413,118
OptimizeRx Corp.(1)	6,343	287,274
Paycor HCM, Inc.(1)	21,916	615,182
Perficient, Inc.(1)	5,174	527,231
Plymouth Industrial REIT, Inc.	18,506	482,636
Power Integrations, Inc.	6,392	575,280
Progyny, Inc.(1)	8,999	354,201
Pure Storage, Inc., Class A(1)	18,444	478,437
R1 RCM, Inc.(1)	36,510	992,707
RadNet, Inc.(1)	25,049	617,959
Revolve Group, Inc.(1)	10,246	485,968
RH(1)	191	76,757
Ryman Hospitality Properties, Inc.(1)	11,716	1,032,297
SeaWorld Entertainment, Inc.(1)	12,809	888,816
Semtech Corp.(1)	5,076	352,173
Sensata Technologies Holding plc(1)	7,049	408,208
SI-BONE, Inc.(1)	3,470	76,548
Silk Road Medical, Inc.(1)	4,509	167,419
Silvergate Capital Corp., Class A(1)	3,696	473,384
Sovos Brands, Inc.(1)	32,316	392,316

SP Plus Corp.(1)	12,756	380,767
Sprout Social, Inc., Class A(1)	2,783	181,201
SPS Commerce, Inc.(1)	3,203	415,910
Sterling Check Corp.(1)	14,516	305,707
Summit Materials, Inc., Class A(1)	26,787	836,290
Tenable Holdings, Inc.(1)	16,804	930,269
Tenet Healthcare Corp.(1)	4,157	357,460
Travel + Leisure Co.	14,912	835,818
Triumph Bancorp, Inc.(1)	7,224	724,712
Veritex Holdings, Inc.	11,680	474,558
Wintrust Financial Corp.	11,407	1,133,399
Wyndham Hotels & Resorts, Inc.	11,488	992,678
		36,826,631
TOTAL COMMON STOCKS (Cost $63,631,601)		69,685,965
EXCHANGE-TRADED FUNDS — 2.5%
Schwab International Small-Cap Equity ETF(2)	27,932	1,050,802
Schwab US Small-Cap ETF	7,647	719,659
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,779,220)		1,770,461
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	366,109	366,109
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,207	10,207
		376,316
Repurchase Agreements — 2.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/51, valued at $1,447,454) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $1,419,001)		1,419,000
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $544,558) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $532,261)		532,261
		1,951,261
TOTAL SHORT-TERM INVESTMENTS (Cost $2,327,577)		2,327,577
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $67,738,398)		73,784,003
OTHER ASSETS AND LIABILITIES — (2.0)%		(1,436,590)
TOTAL NET ASSETS — 100.0%		$72,347,413

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.5%
Industrials	17.6%
Information Technology	14.3%
Financials	12.6%
Real Estate	11.4%
Materials	7.8%
Health Care	6.9%
Consumer Staples	2.5%
Utilities	1.8%
Energy	1.7%
Communication Services	1.2%
Exchange-Traded Funds	2.5%
Short-Term Investments	3.2%
Other Assets and Liabilities	(2.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,881,099. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,937,339, which includes securities collateral of $1,571,230.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	2,027,544	—
Belgium	—	1,422,741	—
Brazil	—	1,150,818	—
Canada	—	7,994,404	—
China	—	518,599	—
Denmark	—	531,135	—
Finland	—	747,705	—
France	—	1,351,145	—
Germany	—	392,760	—
Hong Kong	—	315,038	—
Italy	—	702,865	—
Japan	—	4,065,478	—
Mexico	—	428,152	—
Netherlands	167,797	1,143,295	—
Norway	—	1,018,067	—
Spain	—	1,245,888	—
Sweden	—	1,373,587	—
Switzerland	—	491,308	—
Taiwan	—	1,335,408	—
United Kingdom	—	2,177,283	—
Other Countries	39,084,948	—	—
Exchange-Traded Funds	1,770,461	—	—
Short-Term Investments	376,316	1,951,261	—
	41,399,522	32,384,481	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.